CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 15,028	$ 592,359
Department of Energy unbilled grant receivables	207,570	51,769
Prepaid expenses	15,911	39,258
Total current assets	238,509	683,386
Debt issuance costs		195,698
Property and equipment, net of accumulated depreciation of $88,205 and $69,299, respectively	1,187,766	1,059,068
Total assets	1,426,275	1,938,152
Current liabilities:
Accounts payable	718,018	387,913
Accrued liabilities	466,916	130,650
Line of credit, related party	19,230
Note payable to a related party, net of discount of $0 and $73,885, respectively	200,000	126,115
Department of Energy billings in excess of estimated earnings	354,000
Outstanding warrant liability	831
Total current liabilities	1,758,995	644,678
Outstanding warrant liability	34,095	764,615
Total liabilities	1,793,090	1,409,293
Redeemable noncontrolling interest	852,531	750,000
Stockholders' deficit:
Preferred stock, no par value, 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 32,099,840 and 28,555,400 shares issued and 32,067,668 and 28,523,228 outstanding, respectively	32,099	28,555
Additional paid-in capital	14,543,019	14,169,756
Treasury stock at cost, 32,172 shares	(101,581)	(101,581)
Deficit accumulated during the development stage	(15,692,883)	(14,317,871)
Total stockholders' deficit	(1,219,346)	(221,141)
Total liabilities and stockholders' deficit	$ 1,426,275	$ 1,938,152